Document And Entity Information	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Fidelity Private Credit Fund
Entity Central Index Key	0001920453
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	814-01571
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-6585799
Entity Address, Address Line One	245 Summer Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	563-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false